Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Warrants [Abstract]
Schedule of Changes in Warrants Outstanding

The following table summarizes the activity to warrants outstanding:

Number of Warrants
Beginning balance as of January 1, 2023	6,212,026
Granted	150,000,000
Exercised	(1,380,000)
Expired	(1,224)
Exchanged	(984,542)
Ending balance as of June 30, 2023	153,846,260

Exercisable as of June 30, 2023	153,846,260
The following table summarizes the changes in warrants outstanding during the years ended December 31, 2022 and 2021:
	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Exercisable at January 1, 2021	107,910	$502.50	$—
Granted	1,597,469	87.00	—
Exercised	(419,951)	9.00	—
Expired	—	—	—
Cancelled	—	—	—
Outstanding at December 31, 2021	1,285,428	$147.75	$—

Granted	7,660,859	$9.88	—
Exercised	(1,115,143)	150.00	—
Expired	(28)	2,082,857.14	—
Cancelled	(1,619,090)	75.45	—
Outstanding at December 31, 2022	6,212,026	$19.56	$1,530
Exercisable at December 31, 2021	1,285,428	$147.75	—
Exercisable at December 31, 2022	6,212,026	$19.56	1,530